Equity Method Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Activity Related to Equity Method Investments

Activity related to the Company’s 50% joint venture with MGC Group for the nine months ended September 30, 2013 is as follows:

(In millions)	September 30, 2013
Beginning balance at January 1, 2013	$20
Income (Loss) from equity investments	—
Effects of foreign currency exchange rates	—

Ending balance at September 30, 2013	$20

	Successor	Predecessor
	Year Ended December 31,	Year Ended December 31,
	2012	2011
Beginning balance	$—	$—
Acquisition	21	—
Loss from equity investments	(2)	(2)
Dividends Received	—	—
Contributions to joint ventures	—	14
Currency exchange effects	1	—

Ending Balance	$20	$12